Shareholder Fees {- Fidelity® Limited Term Bond ETF}	Dec. 30, 2021 USD ($)
10.31 Fidelity Fixed-Income ETFs Combo PRO-07 | Fidelity® Limited Term Bond ETF
Shareholder Fees:
(fees paid directly from your investment)	none